Trade payables and accrued liabilities (Tables)	3 Months Ended
Mar. 31, 2022
Trade payables and accrued liabilities
Schedule of trade payables and accrued liabilities

	March 31,	December 31,
	2022	2021
Trade payables	$1,738,255	$1,249,861
Due to related parties (Note 15)	56,250	743,100
Accrued liabilities	3,281,535	4,817,820
	$5,076,040	$6,810,781